Property, plant and equipment - Reconciliation of carrying amount (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of carrying amount
Depreciation for the period	$ (3,201)
Balance at the end	1,252,903
Freehold land and buildings
Reconciliation of carrying amount
Balance at the end	1,112
Plant and equipment
Reconciliation of carrying amount
Balance at the end	289,235
ROU asset
Reconciliation of carrying amount
Balance at the end	16,000
Mine development
Reconciliation of carrying amount
Balance at the end	946,556
Cost
Reconciliation of carrying amount
Acquired through business combination	1,254,673
Additions	17,995
Disposals	(16,564)
Balance at the end	1,256,104
Cost | Freehold land and buildings
Reconciliation of carrying amount
Acquired through business combination	1,128
Balance at the end	1,128
Cost | Plant and equipment
Reconciliation of carrying amount
Acquired through business combination	306,381
Additions	564
Disposals	(16,564)
Balance at the end	290,381
Cost | ROU asset
Reconciliation of carrying amount
Acquired through business combination	398
Additions	15,733
Balance at the end	16,131
Cost | Mine development
Reconciliation of carrying amount
Acquired through business combination	946,766
Additions	1,698
Balance at the end	948,464
Accumulated depreciation
Reconciliation of carrying amount
Balance at the end	3,201
Accumulated depreciation | Freehold land and buildings
Reconciliation of carrying amount
Balance at the end	16
Accumulated depreciation | Plant and equipment
Reconciliation of carrying amount
Balance at the end	1,146
Accumulated depreciation | ROU asset
Reconciliation of carrying amount
Balance at the end	131
Accumulated depreciation | Mine development
Reconciliation of carrying amount
Balance at the end	$ 1,908